Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Segments [Abstract]
Business segments
A.

Business segments - 2022
For the year ended December 31, 2022
Uranium
Fuel
services Other Total
Revenue $ 1,480,146 $ 365,063 $ 22,794 $ 1,868,003
Expenses
Cost of products and services sold 1,223,558 215,660 18,118 1,457,336
Depreciation and amortization 135,800 32,618 8,958 177,376
Cost of sales 1,359,358 248,278 27,076 1,634,712
Gross profit (loss) 120,788 116,785 (4,282) 233,291
Administration - - 172,029 172,029
Exploration 10,578 - - 10,578
Research and development - - 12,175 12,175
Other operating expense (income) 25,845 (2,901) - 22,944
(Gain) loss on disposal of assets 726 (212) - 514
Finance costs - - 85,728 85,728
Loss on derivatives - - 72,949 72,949
Finance income - - (37,499) (37,499)
Share of earnings from equity-accounted investee (93,988) - - (93,988)
Other income (22,802) - (74,132) (96,934)
Earnings (loss) before income taxes 200,429 119,898 (235,532) 84,795
Income tax recovery (4,469)
Net earnings 89,264
Capital expenditures for the year $ 101,547 $ 39,736 $ 2,198 $ 143,481
For the year ended December 31, 2021
Uranium
Fuel
services Other Total
Revenue $ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
Expenses
Cost of products and services sold 1,028,816 242,574 11,245 1,282,635
Depreciation and amortization 134,629 43,344 12,442 190,415
Cost of sales 1,163,445 285,918 23,687 1,473,050
Gross profit (loss) (108,452) 118,359 (7,973) 1,934
Administration - - 127,566 127,566
Exploration 8,016 - - 8,016
Research and development - - 7,168 7,168
Other operating income (8,407) - - (8,407)
(Gain) loss on disposal of assets (2,886) 6,689 - 3,803
Finance costs - - 76,612 76,612
Gain on derivatives - - (12,529) (12,529)
Finance income - - (6,804) (6,804)
Share of earnings from equity-accounted investee (68,283) - - (68,283)
Other expense (income) - 301 (21,654) (21,353)
Earnings (loss) before income taxes (36,892) 111,369 (178,332) (103,855)
Income tax recovery (1,201)
Net loss (102,654)
Capital expenditures for the year $ 72,786 $ 22,792 $ 3,206 $ 98,784

Geographic segments
Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:
2022 2021
Canada $ 994,534 $ 704,719
United States 873,469 770,265
$ 1,868,003 $ 1,474,984
The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:
2022 2021
Canada $ 3,042,533 $ 3,100,285
Australia 397,678 395,223
United States 80,352 131,683
Kazakhstan 38 46
Germany 6 11
$ 3,520,607 $ 3,627,248